Note 18 - Other Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Other Supplement Information [Table Text Block]
	2017	2016

Cash payments made during the period
Income taxes, net of refunds	$43,374	$36,349
Interest	11,168	7,980

Non-cash financing activities
Increases in capital lease obligations	$123	$988
Dividends declared but not paid	1,947	1,932

Other expenses
Rent expense	$65,982	$57,850